Statements Of Changes In Shareholders' Equity And Comprehensive Income (USD $) In Thousands, unless otherwise specified	Share Capital [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total Comprehensive Income [Member]	Treasury Shares [Member]	Total
Balance at Dec. 31, 2008	$ 15,157	$ 853,226	$ (1,343)	$ 103,782			$ 970,822
Issuance of shares of ESPP	5	370					375
Exercise of share options	303	19,267					19,570
Stock-based compensation	0	18,237					18,237
Excess tax benefit from share-based payment arrangements	0	969					969
Restricted shares vesting in respect of Actimize acquisition	27	70					97
Comprehensive income:
Foreign currency translation adjustments			7,415		7,415		7,415
Unrealized gains (losses) on marketable securities, net			2,206		2,206		2,206
Unrealized gains (losses) on derivative instruments, net			307		307		307
Net income				42,756	42,756		42,756
Total comprehensive income					52,684
Balance at Dec. 31, 2009	15,492	892,139	8,585	146,538			1,062,754
Issuance of shares of ESPP	4	432					436
Exercise of share options	364	25,409					25,773
Stock-based compensation		21,054					21,054
Excess tax benefit from share-based payment arrangements		(18)					(18)
Restricted shares vesting in respect of Actimize acquisition	15	48					63
Comprehensive income:
Foreign currency translation adjustments			135		135		135
Unrealized gains (losses) on marketable securities, net			(1,116)		(1,116)		(1,116)
Unrealized gains (losses) on derivative instruments, net			2,972		2,972		2,972
Net income				48,707	48,707		48,707
Total comprehensive income					50,698
Balance at Dec. 31, 2010	15,875	939,064	10,576	195,245			1,160,760
Assumption of restricted share units and options upon the acquisition		1,230					1,230
Issuance of shares of ESPP	5	557					562
Exercise of share options	391	25,683					26,074
Stock-based compensation		21,159					21,159
Excess tax benefit from share-based payment arrangements		372					372
Restricted shares vesting in respect of Actimize acquisition	2	11					13
Treasury shares purchased						(96,318)	(96,318)
Comprehensive income:
Foreign currency translation adjustments			(6,944)		(6,944)		(6,944)
Unrealized gains (losses) on marketable securities, net			(32)		(32)		(32)
Unrealized gains (losses) on derivative instruments, net			(5,495)		(5,495)		(5,495)
Net income				57,263	57,263		57,263
Total comprehensive income					44,792
Balance at Dec. 31, 2011	$ 16,273	$ 988,076	$ (1,895)	$ 252,508		$ (96,318)	$ 1,158,644